Loans payable - Narrative (Details) $ in Thousands						9 Months Ended		12 Months Ended			48 Months Ended
	Aug. 05, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 03, 2022 USD ($)	Nov. 23, 2020 CAD ($)	Nov. 20, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2025	Nov. 20, 2020 CAD ($)
Debt Instrument [Line Items]
Payment for directors and officers insurance						$ 19,870	$ 0
Contributions								$ 16,786
Repayments of Long-Term Debt						20,000	$ 23
SIF Loan
Debt Instrument [Line Items]
Discount percentage					26.00%							26.00%
Face amount												$ 40,000,000
Term					15 years
Repayment benchmark year, revenue					$ 70,000
Repayment benchmark year, period					14 years
Venture Loan | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Face amount			$ 25,000
Payment for directors and officers insurance		$ 5,000	$ 15,000
Contributions						20,000
Repayments of Long-Term Debt	$ 21,800					$ 21,808
Prime rate | Venture Loan | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			7.25%
Variable rate basis, floor			3.25%
DWave System [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt								0		$ 3,873
Debt instrument, frequency of periodic payment											5
Payment for directors and officers insurance								111
Government assistance recognized								7,140		12,027
Repayments of Long-Term Debt								$ 31
DWave System [Member] | TPC Loan
Debt Instrument [Line Items]
Debt Instrument fund raised									$ 12,500,000
Debt Instrument, Payment Terms								May of each year	May of each year
Debt Instrument Forgiveness of unpaid accrued debt principal and interest				$ 5,000,000
Gain (loss) on extinguishment of debt										3,900
Debt instrument, waiver of interest on principal				2,500,000
Debt instrument, annual principal payment				$ 500,000
Discount percentage				25.00%
DWave System [Member] | SIF Loan
Debt Instrument [Line Items]
Discount percentage					26.00%							26.00%
Face amount												$ 40,000,000
Term					15 years
Repayment benchmark year, revenue					$ 70,000
Percentage of decrease in projected revenue					5.00%							5.00%
Debt Instrument, Increase (Decrease), Net					$ 157,000
Recognized research incentives receivable related to approved eligible expenditure claims								$ 3,100		11,700
Government assistance recognized								7,200		$ 12,000
Increase decrease in debt instrument carrying value								$ 3,800
Repayment benchmark year, period					14 years